Capital Stock and Changes in Capital Accounts - Common Stock (Details)						1 Months Ended
	Dec. 22, 2022	Sep. 06, 2022 $ / shares	Apr. 05, 2022	Mar. 08, 2022	Jan. 25, 2022 USD ($) $ / shares shares	Mar. 07, 2022 $ / shares	Dec. 31, 2022 $ / shares shares	Aug. 12, 2022 shares	Jun. 14, 2022 shares	Apr. 01, 2022 shares	Dec. 31, 2021 $ / shares shares	Nov. 30, 2021 $ / shares shares	Nov. 29, 2021 $ / shares shares	Apr. 15, 2021 $ / shares shares
Capital Stock and Changes in Capital Accounts
Common stock, shares authorized							1,000,000,000				1,000,000,000	1,000,000,000	1,000,000,000	500
Common stock, par value (in dollar per share) | $ / shares							$ 0.01				$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares issued							10,183,996				882,024		882,024
Common stock, shares outstanding							10,183,996				882,024		882,024
Bid price | $ / shares		$ 1.00				$ 1.00
Grace period		180 days		180 days
Net proceeds from issuance of common stock including exercise of warrants, net of underwriting commissions and offering expenses | $					$ 14,736
Minimum
Capital Stock and Changes in Capital Accounts
Period during which company was in breach of Nasdaq share bid price requirements						30 days
Selling Stockholders
Capital Stock and Changes in Capital Accounts
Shares registered for resale by selling shareholders					177,715
Over-Allotment Option | Sold by company | Class A warrants
Capital Stock and Changes in Capital Accounts
Warrants sold during period					2,430,000
Underwritten Public Offering
Capital Stock and Changes in Capital Accounts
Units issued during period					15,571,429
Price per unit | $ / shares					$ 0.77
Number of shares in a unit					1
Underwritten Public Offering | Pre-funded warrants
Capital Stock and Changes in Capital Accounts
Number of warrants in a unit					10
Warrant purchase of shares					1
Warrants sold during period					2,500,000
Underwritten Public Offering | Class A warrants
Capital Stock and Changes in Capital Accounts
Number of warrants in a unit					10
Warrants sold during period					15,571,429
Common stock sold					1,557,143
Underwritten Public Offering | Selling Stockholders
Capital Stock and Changes in Capital Accounts
Sale of stock by selling shareholders (in shares)					62,857
Underwritten Public Offering | Selling Stockholders | Class A warrants
Capital Stock and Changes in Capital Accounts
Number of warrants in a unit					10
Warrant purchase of shares					0.1
Common stock
Capital Stock and Changes in Capital Accounts
Common stock, shares issued								2,982,909	2,982,909	2,982,909
Common stock, shares outstanding								2,982,909	2,982,909	2,982,909
Bid price | $ / shares		$ 1.00
Reverse stock split ratio for one share	10
Period during which company needs to be in compliance during grace period		10 days
Common stock | Minimum
Capital Stock and Changes in Capital Accounts
Reverse stock split ratio for one share			2
Common stock | Maximum
Capital Stock and Changes in Capital Accounts
Reverse stock split ratio for one share	40		10
Common stock | Over-Allotment Option | Sold by company
Capital Stock and Changes in Capital Accounts
Common stock sold					243,000
Common stock | Underwritten Public Offering
Capital Stock and Changes in Capital Accounts
Warrant purchase of shares					0.1
Share issued during the period					1,307,143
Common stock | Underwritten Public Offering | Pre-funded warrants
Capital Stock and Changes in Capital Accounts
Aggregate number of shares called by warrants sold					250,000
Common Class A | Over-Allotment Option | Sold by company
Capital Stock and Changes in Capital Accounts
Sale of stock by selling shareholders (in shares)					114,858
Share issued during the period					128,142